Investment Objectives and Goals - Value Line Select Growth Fund, Inc.	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE SELECT GROWTH FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund’s sole investment objective is long-term growth of capital.